Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Wolverine World Wide, Inc. is filing this Current Report on Form 8-K/A (this "8-K/A"): (1) To correct a typographical error in the press release attached as Exhibit 99.1 to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on February 19, 2025 (the "Original 8-K"). The error was included in the table under the header "2025 GUIDANCE RECONCILIATION TABLES." The press release attached as Exhibit 99.1 to this 8-K/A corrects this error and is hereby incorporated by reference. The full text of the Original 8-K is included in Item 2.02 below. (2) To include Item 7.01 below. This 8-K/A, Exhibit 99.1 and Exhibit 99.2 shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or incorporated by reference in any filing under the Securities Act of 1933, as amended (the "Securities Act"), or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Document Period End Date	Feb. 19, 2025
Entity File Number	001-06024
Entity Registrant Name	WOLVERINE WORLD WIDE, INC.
Entity Central Index Key	0000110471
Entity Tax Identification Number	38-1185150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9341 Courtland Drive N.E.
Entity Address, City or Town	Rockford
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49351
City Area Code	616
Local Phone Number	866-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	WWW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false